SCHEDULE OF REVENUES BY PRODUCT CATEGORIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue from External Customer [Line Items]
Revenues	$ 27,095,197	$ 24,320,121	$ 19,171,358
Traditional Pet Products [Member]
Revenue from External Customer [Line Items]
Revenues	11,433,159	14,331,492	13,208,764
Intelligent Pet Products [Member]
Revenue from External Customer [Line Items]
Revenues	13,492,076	7,801,070	4,328,918
Climbing Hooks and Others [Member]
Revenue from External Customer [Line Items]
Revenues	1,761,341	1,340,686	1,633,676
Product [Member]
Revenue from External Customer [Line Items]
Revenues	26,686,576	23,473,248	19,171,358
Dyeing Services [Member]
Revenue from External Customer [Line Items]
Revenues	342,561	817,145
Service, Other [Member]
Revenue from External Customer [Line Items]
Revenues	66,060	29,728
Service [Member]
Revenue from External Customer [Line Items]
Revenues	$ 408,621	$ 846,873